Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 10,159,507	$ 9,678,435
Less: accumulated depreciation	(5,179,402)	(4,554,003)
Total property, plant and equipment, net	4,980,105	5,124,432
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	2,765,931	2,649,902
Construction in process [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	698,462	702,746
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	5,026,985	4,505,039
Furniture and fixture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	897,742	793,664
Computers and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	192,556	146,161
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 577,831	$ 880,923